August 11, 2008

VIA EDGAR

The United States Securities and
Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-4644

Subject:	Nationwide VL Separate Account – G
Nationwide Life and Annuity Insurance Company
Post-Effective Amendment No. 4 (File No. 333-146650)
CIK Number:  0001313581

Ladies and Gentlemen:

We are filing on behalf of Nationwide Life and Annuity Insurance Company ("Nationwide") and its Nationwide VL Separate Account – G (the "Variable Account") which is registered as a unit investment trust under the Investment Company Act of 1940.  In that capacity, and in accordance with Regulation S-T governing electronic filing procedures, we submit for filing pursuant to Rule 485(a) under the Securities Act of 1933 (the "1933 Act"):

1.	One complete copy of Post-Effective Amendment No. 4 to the Variable Account’s Registration Statement (the "Post-Effective Amendment"); and

2.
One copy of a power of attorney authorizing certain officers of Nationwide to take various actions on behalf of Nationwide and the Variable Account, including the execution of registration statements.  An original power of attorney is on file with Nationwide.

The purpose of this Post-Effective Amendment is to add an optional "Accumulation Rider" that provides flexibility to structure the product to emphasize either death benefit protection with minimal funding (without the rider) or cash accumulation (with the rider).  Please see the attachment to this cover letter for a more complete description of the rider and associated changes incoporated in this Post-Effective Amendment.  In addition, a new policy owner service, "Automated Income Monitor" has been added.  This service provides for election of systematic surrenders.

The Financial Statements and Independent Auditors' Consent will all be filed by subsequent Post-Effective Amendment. Any other changes are either non-material, or material with the intent of providing clear disclosure in a consistent format, and are intended to improve overall disclosure.  Changes since Post-Effective Amendment No. 3 are noted in the "electronic redlined" copies.  All applicable Staff comments addressed in Pre-Effective Amendment No. 1 of Registration Statement 333-149213 (filed May 16, 2008) have been incorporated into the Post-Effective Amendment.

This Post-Effective Amendment shall be effective on October 20, 2008 pursuant to Rule 485(a) under the 1933 Act.  Nationwide has prepared and reviewed this Post-Effective Amendment.  It is our opinion that the Post-Effective Amendment does not contain disclosures that render it ineligible to be effective

The United States Securities
     and Exchange Commission
August 11, 2008

_______________________

pursuant to Rule 485(a) under the 1933 Act.  The original manually signed paper version of the Post-Effective Amendment will be maintained on file with Nationwide.

In addition, Nationwide acknowledges all of the following:

•	that the registrant is responsible for the adequacy and accuracy of the disclosure in the Post-Effective Amendment;

•
that comments by the staff of the Securities and Exchange Commission ("SEC"), or changes to the disclosure in response to SEC staff comments in the filings reviewed by the SEC staff, do not foreclose the SEC from taking any action with respect to the filing; and

•
that the Separate Account may not assert SEC staff comments or any related changes in disclosure as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

Please contact me direct at (614) 677-8212 if you have any questions regarding this filing.

Very truly yours,

/s/ STEPHEN M. JACKSON

Stephen M. Jackson
Assistant General Counsel
Nationwide Life and Annuity Insurance Company

Accumulation Rider

Generally, the purpose of this Rider is to modify the Policy to facilitate long-term accumulation of Cash Value and potential for income.  This Rider provides for a persistency credit in later Policy Years and, for a separate additional charge, optional surrender charge waiver elections.  When elected, this Rider modifies the charge and benefit structure of the Policy to which it is attached.  The Rider’s cost is reflected in the Policy charge structure and the current and guaranteed maximum policy charges.

With regard to the persistency credit Nationwide makes the following representations:

•
Requested changes submitted via correspondence based on the most recent Staff comments to pending Registration Statements 333-149213 and 333-149295 have been incorporated into this Registration Statement.  Any further Staff comments regarding the persistency credit language will be incorporated via 485(b) filing prior to effectiveness.

•
There is no separate charge assessed for the persistency credit and there is no increase in any of the policy charges intended to recoup the potential credit before or after the application of the credit.

•
The actual amount of the credit will depend on our actual experience versus expected expense, mortality, investment, and persistency experience for all issues of this policy.  When the persistency credit is paid, we provide the benefit through a reduction in our profit.  We believe that the fair way to allocate that profit reduction to the policyholders is through an asset credit. When the Accumulation Rider is elected, the current asset charges (mortality and expense risk charges) are zero in all years, so a reduction in asset charges is not possible in later policy years. Therefore, the only way to share the profit with the policyholders when there is no current asset charge, and reward policyholders for maintaining their investment in the policy, is through the persistency credit.

Because election of the rider modifies the guaranteed and current product charges and other policy features, an integrated approach has been taken in organizing the disclosure in the registration statement to facilitate comparison and assessment of the relative impact of purchasing the product with or without the rider.

The product will be distributed exclusively through a proprietary relationship focused on high net worth clientele to provide a flexible product solution.  The intent is to present the product options in a comparative format designed to address distinct goals and assist purchasers in determining the best fit for them.

The following is a general description of sections of the registration statement impacted by addition of Accumulation Rider disclosure:

•
Policy Riders and Rider Charges, page 38.  A narrative description of the Accumulation Rider is provided in this section of the prospectus, including a general description of who the rider is and is not appropriate for and impact on policy charges and benefits generally, and the surrender charge waiver options.

•
In Re: Summary Fee Table, page 4.   Maximum, minimum, current, and representative policy charges are stated in a comparative format with appropriate footnotes providing additional information.  Where possible common disclosure has been presented in separate footnotes to minimize repetitious verbiage in the comparative notes.

•	Standard Policy Charges, page 21. Narrative descriptions in this section of the prospectus are provided in a comparative format imbedded into affected policy charges.

Note:  The current charge tables have been removed from the Underwriting and Distribution Charge narrative to reduce the volume of information and improve the clarity of disclosure, for the following reasons:

o
Current charges are not generally required by Form N-6, unless inclusion improves disclosure.  In this case, the table that would be required with regard to the Accumulation Rider rates is quite large (approximately a full page) and would degrade rather than improve the clarity of the narrative section.

o
Instead, applicable disclosure similar to that used in the Cost of Insurance Charge narrative has been added to advise policy owners of the basis on which current rates vary and that current rates applicable to their policy are available upon request either by contacting Nationwide's service center or requesting an illustration.

•	Additional Term Insurance Rider, page 33. Clarifying disclosure has been added, including a description of the interaction with the Accumulation Rider if it is also elected.

•	Extended Death Benefit Guarantee Rider, page 34. Disclosure has been added stating this rider is not available in conjunction with the Accumulation Rider.

•	Loan Amount and Loan Interest Charged, page 39. Comparative disclosure with and without election of the Accumulation Rider has been added.

•	Guaranteed Policy Continuation, page 41. Comparative disclosure with and without election of the Accumulation Rider has been added.

•
Appendices D, E, and F, beginning on page 72. have been added to provide examples of the Surrender Charge when the Accumulation Rider is elected, and Underwriting and Distribution charges with and without the Surrender Charge Examples.

Note:  The full table of guaranteed maximum Underwriting and Distribution Charge Examples with the Accumulation Rider has been placed in the Statement of Additional Information to reduce the volume and improve the clarity of information presented in Appendix F.

•	Statement of Additional Information, page 7. The calculation and Surrender Charge factor tables for the policies with the Accumulation Rider have been added.